CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Ordinary shares, par value (in dollars per share)	$ 0.00005	$ 0.00005
Ordinary shares, authorized	1,000,000,000	1,000,000,000
Ordinary shares, issued	238,368,861	163,129,655
Ordinary shares outstanding	228,250,210	163,129,655
Series D convertible preferred shares
Preferred shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred shares, authorized	6,000	6,000
Preferred shares, issued	6,000	6,000
Preferred shares, outstanding	6,000	6,000
Series F convertible preferred shares
Preferred shares, par value (in dollars per share)	$ 0.00005	$ 0.00005
Preferred shares, authorized	50,000	0
Preferred shares, issued	50,000	0
Preferred shares, outstanding	50,000	0